Operating Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 382,826	$ 366,009	$ 364,125
Sales of hardware and related revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	241,428	248,137	267,497
Battery swapping service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	121,660	99,587	78,626
Leasing service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	10,653	10,304	7,400
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 9,085	$ 7,981	$ 10,602